Equity - Share Capital - Class B Shares (Details)	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares	Jul. 23, 2012	Jul. 22, 2012
Equity
Exchange ratio				2
Preference shares
Equity
Preference shares, annual preferred dividend, minimum (in Euros per share)	€ 0.01	€ 0.01
Exchange ratio			1